                                                   -----------------------------
                                                            OMB APPROVAL
                                                   -----------------------------
                                                   OMB Number:         3235-0006
                                                   Expires:    February 28, 1997
                                                   Estimated average burden
                                                   Hours per response......24.60
                                                   -----------------------------

                                                   -----------------------------
                                                           SEC USE ONLY
                                                   -----------------------------

                                                   -----------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

  INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT TO SECTION
        13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2005

--------------------------------------------------------------------------------
                (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here: [ ]

Lawrence T. Perera
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

Hemenway & Barnes       60 State Street       Boston,         MA          02109
--------------------------------------------------------------------------------
 Business Address           (Street)          (City)        (State)       (Zip)

(617) 227-7940
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit This Report.

----------------------------------- ATTENTION ----------------------------------

   Intentional misstatements or omissions of facts constitute Federal Criminal
                                   Violations.
                    See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a)

--------------------------------------------------------------------------------

  The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this
   Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

     Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Boston and State of Massachusetts on the 13th day of May, 2005.


                                     Lawrence T. Perera
                                     ------------------------------------------
                                     (Name of Institutional Investment Manager)


                                     -------------------------------------------
                                     (Manual Signature of Person Duly Authorized
                                      to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                          13F File No.:
-----                          -------------
1.  Brian C. Broderick (12)*   28-11136
2.  Lawrence Coolidge          28-252
3.  John M. Cornish            28-5362
4.  Fiduciary Trust Company    28-471
5.  Marion Fremont-Smith       28-2724
6.  Roy A. Hammer              28-5798
7.  Michael J. Puzo (25)*      28-06165
8.  Kurt F. Somerville (32)*   28-10379
9.  Welch & Forbes, Inc.       28-262
10.
    ------------------------   --------

*    Refers to manager number on attached detail in Item 7.

                                                                         PAGE: 1

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:                ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
ABBOTT LABS               COMMON STOCK      002824100       1160838      24900                 xx                       23100
                                                                                               xx      12                1000
                                                                                               xx      32                 800

AMAZON NOTE CONV. SUB.    CONV. CORPORATE
DEB.                      BONDS             023135AF3        792000     800000                 xx                      610000
                                                                                               xx      12              100000
                                                                                               xx      25               50000
                                                                                               xx      32               40000

AMERICAN INTERNATIONAL    COMMON STOCK      026874107       1141612      20603                 xx                       12474
GROUP INC                                                                                      xx      12                1237
                                                                                               xx      32                6892

AMGEN INC                 COMMON STOCK      031162100       1619984      27830                 xx                       14888
                                                                                               xx      12                1200
                                                                                               xx      25                3500
                                                                                               xx      32                8242

ANALOG DEVICES, INC.      COMMON STOCK      032654105       1063420      29425                 xx                       20425
                                                                                               xx      12                1800
                                                                                               xx      25                3200
                                                                                               xx      32                4000

APTARGROUP INC.           COMMON STOCK      038336103        774502      14900                 xx                       10000
                                                                                               xx      12                1100
                                                                                               xx      25                1000
                                                                                               xx      32                2800

AUTOMATIC DATA            COMMON STOCK      053015103       1150181      25588                 xx                       18288
PROCESSING                                                                                     xx      12                2500
                                                                                               xx      25                4800

AVERY DENNISON CORP       COMMON STOCK      053611109        679733      11250                 xx                        8450
                                                                                               xx      12                 800
                                                                                               xx      25                2000

                                                                         PAGE: 2

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:                ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
BP PLC ADR                COMMON STOCK      055622104       3372596      54048                 xx                       37118
                                                                                               xx      12                3358
                                                                                               xx      25                7172
                                                                                               xx      32                6400

BEA SYSTEMS INC           CORPORATE BONDS   073325AD4       1513894    1535000                 xx                     1175000
                                                                                               xx      12               90000
                                                                                               xx      25               50000
                                                                                               xx      32              220000

BERKSHIRE HATHAWAY INC    CLASS B           084670207        708288        248                 xx                         191
                                                                                               xx      12                  21
                                                                                               xx      25                  36

BIOMET INC.               COMMON STOCK      090613100        564465      15550                 xx                       11300
                                                                                               xx      12                1400
                                                                                               xx      32                2850

BRISTOL-MYERS             COMMON STOCK      110122108        597419      23465                 xx                       14465
SQUIBB CO                                                                                      xx      12                2500
                                                                                               xx      25                6500

CIGNA CORP                COMMON STOCK      125509109        216017       2419                 xx                        2419

CANADIAN NATIONAL         COMMON STOCK      136375102       1096023      17312                 xx                       12862
RAILWAY CO                                                                                     xx      12                1050
                                                                                               xx      25                1500
                                                                                               xx      32                1900

CATERPILLAR INC.          COMMON STOCK      149123101        786384       8600                 xx                        8600

CHEVRONTEXACO CORP        COMMON STOCK      166764100        691790      11864                 xx                        9576
                                                                                               xx      12                2288

CHUBB CORPORATION         COMMON STOCK      171232101        380496       4800                 xx                        4500
                                                                                               xx      32                 300

                                                                         PAGE: 3

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:                ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
CISCO SYS INC             COMMON STOCK      17275R102        423009      23645                 xx                        5797
                                                                                               xx      12                2548
                                                                                               xx      25                1800
                                                                                               xx      32               13500

CITIGROUP INC             COMMON STOCK      172967101        231441       5150                 xx                        5150

COCA COLA CO              COMMON STOCK      191216100        313942       7534                 xx                        7534

COLGATE PALMOLIVE CO.     COMMON STOCK      194162103        213897       4100                 xx                        4100

COMCAST CORP              SPL A             20030N200        232642       6957                 xx      32                6957

E I DU PONT DE            COMMON STOCK      263534109       1341873      26188                 xx                       25788
NEMOURS & CO                                                                                   xx      32                 400

EMC CORP                  COMMON STOCK      268648102        571340      46375                 xx                       31375
                                                                                               xx      12                3800
                                                                                               xx      25                7900
                                                                                               xx      32                3300

EMERSON ELECTRIC CO       COMMON STOCK      291011104       1657338      25525                 xx                       17225
                                                                                               xx      12                1800
                                                                                               xx      25                4000
                                                                                               xx      32                2500

ENCANA CORP.              COMMON STOCK      292505104       2043941      29025                 xx                       20925
                                                                                               xx      12                2100
                                                                                               xx      25                1600
                                                                                               xx      32                4400

EXXON MOBIL CORP          COMMON STOCK      30231G102       6250729     104878                 xx                       86598
                                                                                               xx      12                5820
                                                                                               xx      25                8480
                                                                                               xx      32                3980

                                                                         PAGE: 4

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:                ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
FUEL CELL ENERGY INC      COMMON STOCK      35952H106        202594      20300                 xx                       13800
                                                                                               xx      12                1800
                                                                                               xx      32                4700

GANNETT CO.               COMMON STOCK      364730101        204264       2583                 xx                         283
                                                                                               xx      32                2300

GENERAL ELECTRIC CO       COMMON STOCK      369604103       4212313     116814                 xx                       94814
                                                                                               xx      12                4200
                                                                                               xx      25               11000
                                                                                               xx      32                6800

GENERAL MILLS INC.        COMMON STOCK      370334104        226090       4600                 xx                        4600

GILEAD SCIENCES           COMMON STOCK      375558103        307880       8600                 xx                        4000
                                                                                               xx      32                4600

HELMERICH & PAYNE INC.    COMMON STOCK      423452101        345303       8700                 xx                        6600
                                                                                               xx      32                2100

HERSHEY FOODS             COMMON STOCK      427866108        241840       4000                 xx                        4000
CORPORATION

HEWLETT-PACKARD CO        COMMON STOCK      428236103        276444      12600                 xx                        6900
                                                                                               xx      25                5700

INTEL CORPORATION         COMMON STOCK      458140100       2463936     106067                 xx                       70467
                                                                                               xx      12                7700
                                                                                               xx      25               12000
                                                                                               xx      32               15900

INTL BUSINESS MACHINES    COMMON STOCK      459200101       1315598      14397                 xx                       10646
                                                                                               xx      32                3751

                                                                         PAGE: 5

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:                ITEM 2:        CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
IVAX CORP.                CORPORATE BONDS   465823AG7       1722150    1720000                 xx                     1285000
                                                                                               xx      12              115000
                                                                                               xx      25               50000
                                                                                               xx      32              270000

JEFFERSON-PILOT CORP      COMMON STOCK      475070108       2113368      43086                 xx                       35136
                                                                                               xx      12                3050
                                                                                               xx      25                 500
                                                                                               xx      32                4400

JOHNSON & JOHNSON         COMMON STOCK      478160104       3715560      55324                 xx                       41550
                                                                                               xx      12                3000
                                                                                               xx      25                7100
                                                                                               xx      32                3674

KOPIN                     COMMON STOCK      500600101         83504      27200                 xx                       25200
                                                                                               xx      12                2000

ELI LILLY & CO            COMMON STOCK      532457108        487917       9365                 xx                        6165
                                                                                               xx      32                3200

MAY DEPT. STORES          COMMON STOCK      577778103        219158       5920                 xx                        1920
                                                                                               xx      25                4000

MERCK & CO INC            COMMON STOCK      589331107       1941261      59971                 xx                       42643
                                                                                               xx      12                2100
                                                                                               xx      25                8500
                                                                                               xx      32                6728

MICROSOFT CORP            COMMON STOCK      594918104       1029014      42574                 xx                       38174
                                                                                               xx      32                4400

NEW YORK TIMES CO.        CL A              650111107       7955236     217475                 xx                      217475

                                                                         PAGE: 6

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:               ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
NOKIA CORP ADR A          COMMON STOCK      654902204        436669      28300                 xx                       20200
                                                                                               xx      12                3100
                                                                                               xx      25                4200
                                                                                               xx      32                 800

PEPSICO INC.              COMMON STOCK      713448108       1299129      24498                 xx                       13576
                                                                                               xx      12                 700
                                                                                               xx      25                8022
                                                                                               xx      32                2200

PFIZER INC                COMMON STOCK      717081103        753686      28690                 xx                       22710
                                                                                               xx      12                1380
                                                                                               xx      32                4600

PROCTER & GAMBLE CO       COMMON STOCK      742718109       2199394      41498                 xx                       39098
                                                                                               xx      12                2400

ROYAL DUTCH               NY REG SHS        780257804        333222       5550                 xx                        5550
PETROLEUM CO              PAR N GLDR 1.25

SAN JUAN BASIN ROYALTY    COMMON STOCK      798241105        221646       6150                 xx                        5950
TRUST                                                                                          xx      12                 200

J M SMUCKER CO NEW        COMMON STOCK      832696405       1330435      26450                 xx                       19400
                                                                                               xx      12                1650
                                                                                               xx      25                2000
                                                                                               xx      32                3400

SNAP ON INC               COMMON STOCK      833034101        408502      12850                 xx                        9650
                                                                                               xx      32                3200

STATE STREET CORP         COMMON STOCK      857477103        943259      21575                 xx                       18775
                                                                                               xx      12                 900
                                                                                               xx      32                1900

                                                                         PAGE: 7

AS OF: MARCH 31, 2005       FORM 13F      SEC FILE # LAWRENCE T. PERERA\28-06167

                                                                                      ITEM 6:                          ITEM 8:
                                                                       ITEM 5:       INVESTMENT                   VOTING AUTHORITY
                                             ITEM 3:      ITEM 4:     SHARES OR      DISCRETION                ---------------------
        ITEM 1:               ITEM 2:         CUSIP     FAIR MARKET   PRINCIPAL   ---------------    ITEM 7:    (A)     (B)      (C)
     NAME OF ISSUER        TITLE OF CLASS     NUMBER       VALUE        AMOUNT    (A)   (B)   (C)   MANAGERS   SOLE    SHARED   NONE
-----------------------   ---------------   ---------   -----------   ---------   ---   ---   ---   --------   ----   -------   ----
SYSCO CORP                COMMON STOCK      871829107        748220      20900                 xx                       20900

3 M COMPANY               COMMON STOCK      88579Y101       1927854      22498                 xx                       19286
                                                                                               xx      12                2012
                                                                                               xx      25                1000
                                                                                               xx      32                 200

UNION PACIFIC CORP        COMMON STOCK      907818108        282285       4050                 xx                        2050
                                                                                               xx      25                2000

UNITED NATURAL FOODS      COMMON STOCK      911163103        420861      14700                 xx                       11100
INC                                                                                            xx      32                3600

UNITED TECHNOLOGIES       COMMON STOCK      913017109        682952       6718                 xx                        6718

WELLS FARGO & CO (NEW)    COMMON STOCK      949746101        432414       7231                 xx                        4231
                                                                                               xx      32                3000

WYETH                     COMMON STOCK      983024100        348913       8272                 xx                        6872
                                                                                               xx      12                1400

ZIONS BANCORP             COMMON STOCK      989701107        327845       4750                 xx                        4750

TOTAL:                                                   73,750,510